LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Land use rights	¥ 17,241		¥ 17,241
Accumulated amortization	(3,390)		(2,842)
Land use rights, net	¥ 13,851	$ 2,087	¥ 14,399